February 4, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           OneAmerica Funds, Inc.
(File Nos. 33-3156 and 811-05850)

Ladies and Gentlemen:

Attached for filing on behalf of OneAmerica Funds, Inc. (the “Fund”) pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”) is Post-Effective Amendment No. 36 to the Fund’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is filed for the purpose of updating the Fund’s disclosures as required by applicable laws and regulations, including (without limitation) disclosure concerning a change of the entity providing investment advisory services to the Fund.  The cover page of the Amendment has designated a date eighty days (April 25, 2013) after filing as the effective date of the Amendment.  The Fund undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act on or before the effective date of the Amendment for the purposes of, without limitation, completing the update of the Fund’s disclosures, responding to any SEC staff comments thereon, and filing the consent of the Fund’s independent public auditors.

No fees are required in connection with this filing.  Please contact the undersigned at 317.285.1588 if you have any questions or comments regarding the Amendment.

Very truly yours,

/s/ Richard M. Ellery Secretary & Chief Compliance Officer, OneAmerica Funds, Inc.

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